Artisan Value Income Fund Average Annual Total Returns		12 Months Ended	46 Months Ended	104 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				14.87%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		10.03%	5.36%
Performance Inception Date	Feb. 28, 2022
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.44%	4.69%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.33%	4.04%
Investor | S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.06%
Investor | Dow Jones US Select Dividend Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.12%	7.99%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		10.14%	5.46%
Performance Inception Date	Feb. 28, 2022
Advisor | S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.06%
Advisor | Dow Jones US Select Dividend Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.12%	7.99%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		10.28%	5.52%
Performance Inception Date	Feb. 28, 2022
Institutional | S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.06%
Institutional | Dow Jones US Select Dividend Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.12%	7.99%